Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

John.falco@troutman.com

April 14, 2022

via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust 1933 Act File No. 333-141120 1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale two new series of the Trust: the Polen Bank Loan Fund and the Polen Upper Tier U.S. High Yield Fund (the “Funds”). Upon effectiveness of the Amendment, the Funds will each offer Institutional Class and Investor Class shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Sincerely,

/s/ John P. Falco
John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq.